Document And Entity Information	Apr. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2023
Entity Registrant Name	KURA SUSHI USA, INC.
Entity Central Index Key	0001772177
Entity Emerging Growth Company	true
Securities Act File Number	001-39012
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3808434
Entity Address, Address Line One	17461 Derian Avenue, Suite 200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(657)
Local Phone Number	333-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	KRUS
Security Exchange Name	NASDAQ